UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President and Principal Executive Officer Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka Law Office of C. Richard Ropka 215 Fries Mill Road Turnersville, NJ 08012

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

		Monteagle Fixed Income Fund
		Schedule of Investments
		November 30, 2019 (Unaudited)

Shares			Value

CORPORATE BONDS - 62.38%

Aerospace & Defense - 4.19%
750,000		General Dynamics Corp., 3.750%, 05/15/2028	$ 832,242

Automotive - 2.59%
500,000		AmericanHonda Finance, 2.900%, 02/16/2024	514,377

Banks - 7.83%
500,000		JPMorgan Chase &C Co., 4.350%, 08/15/2021	519,484
500,000		PNC Funding Corp., 4.375%, 08/11/2020	508,265
500,000		Westpac Banking Corp., 3.350%, 03/08/2027	527,645
			1,555,394
Capital Goods - 2.55%
500,000		Precision Castparts Corp., 2.500%, 01/15/2023	507,008

Consumer Finance - 2.67%
500,000		Visa, Inc., 3.15%, 12/14/2025	529,925

Diversified Financial Services - 3.88%
500,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	513,331
250,000		CME Group, Inc., 3.000%, 09/15/2022	257,062
			770,393
Financial Services - 2.71%
500,000		Intercontinental Exchange, Inc., 3.750%, 12/01/2025	539,260

Food, Beverage & Tobacco - 6.50%
500,000		Phillip Morris International, 2.500%, 08/22/2022	506,314
750,000		The Hershey Co., 3.375%, 5/15/2023	785,222
			1,291,536
Health Care Equipment & Services - 5.15%
500,000		Gilead Sciences Inc, 3.250%, 09/01/2022	515,899
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	507,035
			1,022,934
Media - 2.60%
500,000		Comcast Corp., 3.000%, 02/01/2024	517,416

Oil, Gas & Consumable Fuels- 7.54%
500,000		BP Capital Markets, Plc., 2.500%, 11/06/2022	508,076
700,000		Chevron Corp. , 2.954%, 05/16/2026	736,199
250,000		Shell International Finance BV, 2.375%, 08/21/2022	253,250
			1,497,525
Pharmaceuticals, Biotechnology & Life Science - 4.18%
750,000		Glaxosmithkline Cap, Inc., 3.875%, 05/15/2028	831,418

Semiconductors & Semiconductor Equipment - 2.58%
500,000		Qualcomm, Inc., 3.000%, 05/20/2022	511,738

Software & Services - 2.56%
500,000		Oracle Corp., 2.500%, 10/15/2022	508,287

Technology Hardware & Equipment - 2.65%
500,000		Apple Inc., 3.200% 05/13/2025	527,065

Utilities - 2.21%
400,000		National Rural Utilities Cooperative Finance, 3.700%, 03/15/2019	438,864

TOTAL FOR CORPORATE BONDS (Cost $11,879,323) - 62.38%			12,395,382

MORTGAGE-BACKED SECURITIES- 3.11% (a)
Federal Home Loan Mortgage Corporation- 3.11%
171,690		FHLMC Pool #G07163 3.50%, 10/01/2042	180,731
340,685		FHLMC Pool #G08618 4.00%, 12/01/2044	360,409
70,484		FHLMC Pool #A947184 4.500%, 02/01/2041	76,608
			617,748

TOTAL FOR MORTGAGE-BACKED SECURITIES (COST $614,491) - 3.11%			617,748

MUNICIPAL BONDS- 1.35% (a)
Texas- 1.35%
250,000		Texas State University System, 3.70%, 03/15/2030	268,055

TOTAL FOR MUNICIPAL BONDS (COST $249,719) - 1.35%			268,055

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.78% (a)
Federal Farm Credit Bank - 8.30%
500,000		FFCB 3.680%, 02/12/2029	500,883
600,000		FFCB 3.680%, 12/10/2025	647,120
500,000		FFCB 3.650%, 12/26/2025	500,316
			1,648,319
Federal National Mortgage Associations - 3.94%
750,000		FNMA, 2.625%, 09/06/2024	782,375

U.S. Treasury Notes- 19.55%
100,000		United States Treasury Note 1.625%, 08/15/2022	100,059
1,250,000		United States Treasury Note 2.125%, 08/15/2021	1,259,716
150,000		United States Treasury Note 2.250%, 11/15/2024	154,318
1,000,000		United States Treasury Note 2.375%, 05/15/2027	1,045,039
250,000		United States Treasury Note 2.500%, 08/15/2023	257,900
500,000		United States Treasury Note 2.750%, 02/15/2024	522,598
500,000		United States Treasury Note 2.875%, 05/15/2028	543,906
			3,883,536

TOTAL FOR U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $6,153,715) - 31.78%			6,314,230

MONEY MARKET FUND - 0.99%
196,889		Federated Government Obligations Fund-Institutional Shares, 1.53% **	196,889

TOTAL FOR MONEY MARKET FUND (Cost $196,889) - 0.99%			196,889

TOTAL INVESTMENTS (Cost $19,094,137) *** - 99.61%			19,792,304

OTHER ASSETS LESS LIABILITIES - 0.39%			77,152

NET ASSETS - 100.00%			$ 19,869,456

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

***At November 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,094,137 amounted to $698,168, which consisted of aggregate gross unrealized appreciation of $698,668 and aggregate gross unrealized depreciation of $500.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At November 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,094,137 amounted to $698,168, which consisted of aggregate gross unrealized appreciation of $698,668 and aggregate gross unrealized depreciation of $500.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Corporate Bonds	-	$ 12,395,382	-	$ 12,395,382
		US Government & Agency Obligations	-	$ 6,314,230	-	$ 6,314,230
		Municipal Bonds	-	$ 268,055	-	$ 268,055
		Mortgage-Backed Securities	$ 617,748	-	-	$ 617,748
		Fidelity Money Market Portfolio Institutional Class	$ 196,889	-	-	$ 196,889
		Total	$ 814,637	$ 18,977,667	$ 0	$ 19,792,304

	Monteagle Opportunity Equity Fund
	Schedule of Investments
	11/30/2019 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 88.57%

Automobiles & Components - 2.10%
2,900	Lear Corp.	$ 348,899
6,500	Magna International, Inc. (Canada)	357,630
		706,529
Banks - 5.81%
14,200	Bank OZK	421,456
8,500	East West Bancorp, Inc.	389,470
5,000	M&T Bank Corp.	345,954
15,900	Oceanfirst Financial Corp.	381,282
9,300	WSFS Financial Corp.	414,687
		1,952,849
Capital Goods - 12.63%
2,900	Acuity Brands, Inc.	379,262
4,600	AGCO Corp.	359,398
3,000	Cummins, Inc.	548,580
2,700	Curtiss-Wright Corp.	370,737
7,100	Franklin Electric Co., Inc.	393,837
2,900	Hubbell, Inc.	426,358
2,080	L3Harris Technologies, Inc.	418,267
6,800	MSC Industrial Direct Co., Inc.	499,188
2,000	Parker Hannifin Corp.	397,580
5,600	Simpson Manufacturing Co., Inc.	454,720
		4,247,927
Chemicals - 0.98%
4,200	Eastman Chemical Co.	329,154

Commercial & Professional Services - 2.64%
10,000	ABM Industries, Inc.	379,900
8,700	Robert Half International, Inc.	506,340
		886,240
Consumer Durables & Apparel - 1.00%
7,400	Sturm Ruger & Co., Inc.	337,070

Consumer Services - 2.15%
1,400	Domino's Pizza, Inc.	412,020
7,100	Service Corp. International	312,542
		724,562
Containers & Packing - 4.58%
3,200	Avery Dennison Corp.	417,184
3,700	Packaging Corp. of America	414,030
12,200	Silgan Holdings, Inc.	375,882
5,500	Sunoco Products Co.	332,915
		1,540,011
Diversified Financials - 2.26%
3,000	Cboe Global Markets, Inc.	356,700
4,500	Raymond James Financial, Inc.	404,190
		760,890
Electric Utilities - 0.79%
3,300	ALLETE, Inc.	264,363

Food, Beverage & Tobacco - 2.00%
4,000	Archer-Daniels Midland Co.	171,720
3,800	Campbell Soup Co.	176,966
1,100	Sanderson Farms, Inc.	182,138
2,700	Universal Corp.	140,994
		671,818
Gas Utilities - 1.57%
2,700	Atmos Energy Corp.	288,792
5,600	New Jersey Resources Corp.	238,224
		527,016
Health Care Equipment & Services - 6.26%
3,500	Amerisoucebergen Corp.	307,685
2,500	McKesson Corp.	376,064
2,600	Masimo Corp. *	387,675
15,900	Patterson Cos., Inc.	309,414
3,000	Varian Medical Systems, Inc. *	401,190
2,200	West Pharmaceutical Services, Inc.	323,466
		2,105,494
Household & Personal Products - 0.92%
2,100	Church & Dwight Co., Inc.	147,504
1,100	Clorox Co.	163,053
		310,557
Insurance - 7.92%
3,700	American Financial Group, Inc.	405,927
6,300	CNA Financial Corp.	281,736
3,300	Global Life, Inc.	339,108
2,700	Hanover Insurance Group, Inc.	367,011
6,600	Horace Mann Educators Corp.	286,506
5,400	Principal Financial Group, Inc.	297,540
2,300	Reinsurance Group of America, Inc.	380,558
4,600	Selective Insurance Group, Inc.	304,612
		2,662,998
Media & Entertainment - 2.32%
8,100	CBS Corp. *	327,078
5,700	Omnicom Group, Inc.	453,036
		780,114
Metals & Mining - 1.17%
4,000	Franco-Nevada Corp.	393,280

Multi-Utilities - 0.87%
10,100	MDU Resources Group, Inc.	293,304

Oil, Gas & Consumable Fuels - 3.03%
19,900	Imperial Oil Ltd. (Canada)	500,883
12,200	World Fuel Services Corp.	517,280
		1,018,163
Pharmaceuticals, Biotechnology & Life Science - 3.52%
2,600	Icon PLC * (Ireland)	424,216
2,700	Jazz Pharaceuticals PLC * (Ireland)	408,024
3,800	United Therapeutics Corp. *	350,588
		1,182,828
Retailing - 5.95%
13,400	Big Lots, Inc.	280,060
2,600	Five Below, Inc. *	321,646
3,000	Genuine Parts Co.	313,110
4,500	Monro, Inc.	330,300
18,300	The Gap, Inc.	303,963
6,500	Williams-Sonoma, Inc.	451,100
		2,000,179
Software & Services - 9.32%
7,300	Amdocs Ltd.	505,890
4,750	Check Point Software Technology Ltd. *	559,930
5,500	Citrix Systems, Inc.	620,455
10,400	DXC Technology Co.	388,232
5,600	Leidos Holdings, Inc.	508,704
7,400	Maximus, Inc.	552,410
		3,135,621
Technology Hardware & Equipment - 6.08%
9,500	Cognex Corp.	476,710
3,640	Coherent, Inc. *	549,130
3,420	F5 Networks, Inc. *	498,328
8,600	Netapp, Inc.	521,075
		2,045,243
Transportation - 1.34%
4,050	Landstar System, Inc.	451,210

Utilities - 0.68%
5,400	OGE Energy Corp.	227,124

Water Utilities - 0.68%
2,700	American States Water Co.	230,283

TOTAL FOR COMMON STOCKS (Cost $26,150,639) - 88.57%		29,784,827

REAL ESTATE INVESTMENT TRUSTS - 10.92%
8,200	Blackstone Mortgage Trust, Inc. Class A	300,366
5,200	Extra Space Storage, Inc.	551,460
5,900	Federal Realty Investment Trust	779,213
7,400	Life Storage, Inc.	810,448
12,300	LTC Properties, Inc.	575,763
4,800	Mid-America Apartment Communities, Inc.	653,328
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,184,083) - 10.92%		3,670,578

MONEY MARKET FUND - 0.53%
179,793	Federated Government Obligations Fund - Institutional Class, 1.53% **	179,793
TOTAL FOR MONEY MARKET FUND (Cost $179,793) - 0.52%		179,793

TOTAL INVESTMENTS (Cost $29,514,515) - 100.02%		33,635,198

OTHER ASSETS LESS LIABILITIES- (0.02%)		(7,684)

NET ASSETS - 100.00%		$ 33,627,514

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,514,515 amounted to $4,120,683, which consisted of aggregate gross unrealized appreciation of $4,939,062 and aggregate gross unrealized depreciation of $818,379.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,514,515 amounted to $4,120,683, which consisted of aggregate gross unrealized appreciation of $4,939,062 and aggregate gross unrealized depreciation of $818,379.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	Level 1 – quoted prices in active markets for identical securities
	Level 2 – other significant observable inputs
	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 29,784,827	-	-	$ 29,784,827
	Real Estate Investment Trust	$ 3,670,578	-	-	$ 3,670,578
	Short Term Investments	$ 179,793	-	-	$ 179,793
	Total	$ 33,635,198	-	-	$ 33,635,198

		Monteagle Quality Growth Fund
		Schedule of Investments
		November 30, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 92.61%

Banks - 3.17%
3,510		JPMorgan Chase & Co.	$ 462,478

Capital Goods - 2.33%
1,568		Raytheon Co.	340,915

Chemicals - 4.71%
10,514		Albemarle Corp.	687,405

Consumer Durables & Apparel - 3.82%
37,025		Hanesbrand, Inc.	557,967

Food, Beverage and Tobacco - 7.84%
10,411		Altria Group, Inc.	517,427
11,750		Bunge Ltd.	627,215
			1,144,642
Healthcare Equipment & Services - 14.41%
4,024		Cigna Corp. *	804,478
9,600		CVS Health Corp.	722,592
2,066		UnitedHealth Group, Inc.	578,212
			2,105,282
Media - 3.60%
11,918		Comcast Corp. Class A	526,180

Oil & Gas Refining & Marketing - 5.39%
8,250		Valero Energy Corp.	787,792

Pharmaceuticals. Biotechnology & Life Science - 6.43%
4,097		Johnson & Johnson	563,296
3,455		PRA Health Services, Inc. *	375,939
			939,235
Retailing - 7.15%
580		Amazon.com, Inc. *	1,044,464

Semiconductors & Semiconductor Equipment - 3.82%
1,765		Broadcom Ltd.	558,111

Software & Services- 17.39%
463		Alphabet, Inc. Class A *	603,794
211		Alphabet, Inc. Class C *	275,346
5,293		Facebook, Inc. Class A *	1,067,280
3,919		Microsoft Corp.	593,258
			2,539,678
Technology Hardware & Equipment - 10.22%
5,587		Apple, Inc.	1,493,126

Transportation - 2.33%
2,126		FedEx Corp.	340,266

TOTAL FOR COMMON STOCKS (Cost $9,956,367) - 92.61%			13,527,541

SHORT TERM INVESTMENTS - 7.28%
1,063,898		Federated Government Obligations Fund-Institutional Shares, 1.53% **	1,063,898

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,063,898) - 7.28%			1,063,898

TOTAL INVESTMENTS (Cost $11,020,265) *** - 99.89%			14,591,439

OTHER ASSETS LESS LIABILITIES 0.11%			15,574

NET ASSETS - 100.00%			$ 14,607,013

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,020,265 amounted to $3,571,174, which consisted of aggregate gross unrealized appreciation of $44,348,447 and aggregate gross unrealized depreciation of $777,273.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,020,265 amounted to $3,571,174, which consisted of aggregate gross unrealized appreciation of $44,348,447 and aggregate gross unrealized depreciation of $777,273.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 13,527,541	-	-	$ 13,527,541
		Exchange Traded Funds	$ 0	-	-	$ 0
		Short Term Investments	$ 1,063,898	-	-	$ 1,063,898
		Total	$ 14,591,439	-	-	$ 14,591,439

		Monteagle Select Value Fund
		Schedule of Investments
		November 30, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 90.82%

Capital Goods - 6.30%
5,000		Eaton Corp. PLC	$ 462,500
9,500		Johnson Controls Int'l PLC	406,885
5,700		United Rentals, Inc. *	872,385
			1,741,770
Chemicals - 13.38%
10,000		CF Industries Holdings, Inc.	462,100
19,900		Eastman Chemical Co.	1,559,563
5,300		FMC Corp.	519,188
18,800		Huntsman Corp.	425,256
7,900		LyondellBasell Industries NV Class A	731,066
			3,697,173
Consumer Durables & Apparel - 11.25%
44,848		Hanesbrand, Inc.	675,859
24,494		MDC Holdings, Inc.	969,228
3,300		Mohawk Industries, Inc. *	459,921
13,000		Newell Brands, Inc.	249,860
28,077		Tapestry, Inc.	754,991
			3,109,859
Containers & Packaging - 3.92%
23,400		International Paper Co.	1,084,356

Diversified Financials - 1.81%
18,200		Franklin Resources, Inc.	500,318

Food, Beverage & Tobacco - 1.40%
18,000		Flowers Foods, Inc.	387,540

Health Care Equipment & services - 5.64%
13,000		Davita, Inc. *	933,010
10,350		Centene Corp. *	625,865
			1,558,875
Insurance - 3.61%
32,500		Unum Group	999,050

Metals & Mining - 2.76%
67,109		Freeport-McMoRan, Inc.	763,700

Oil & Gas Equipment Services - 5.01%
33,507		Halliburton Co.	703,312
18,802		Schlumberger Ltd.	680,632
			1,383,944
Oil & Gas Exploration & Production - 5.60%
48,000		Cabot Oil & Gas Corp.	765,120
13,989		Cimarex Energy Co.	643,074
12,000		Marathon Oil Corp.	139,800
			1,547,994
Oil & Gas Refining & Marketing - 7.31%
11,800		HollyFrontier Corp.	608,290
11,000		Marathon Petroleum Corp.	667,040
6,500		Phillips 66	745,680
			2,021,010
Pharmaceuticals, Biotechnology & Life Science - 5.22%
9,200		Incyte Corp. *	866,272
15,000		Pfizer, Inc.	577,800
			1,444,072
Retailing - 5.03%
13,174		Kohl's Corp.	619,310
21,883		LKQ Corp. *	772,032
			1,391,342
Semiconductors & Semiconductor Equipment - 3.09%
18,000		Micron Technology, Inc. *	855,180

Technology Hardware & Equipment - 4.14%
8,400		Seagate Technology PLC	501,312
12,800		Western Digital Corp.	644,224
			1,145,536
Telecommunication Services - 5.32%
20,000		AT&T, Inc.	747,600
12,000		Verizon Communications, Inc.	722,880
			1,470,480

TOTAL FOR COMMON STOCKS (Cost $21,290,645) - 90.82%			25,102,199

SHORT TERM INVESTMENTS - 9.04%
2,499,429		Federated Government Obligations Fund-Institutional Shares, 1.53% **	2,499,429

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,499,429) - 9.04%			2,499,429

TOTAL INVESTMENTS (Cost $24,509,069) *** - 99.86%			27,601,628

OTHER ASSETS LESS LIABILITIES - (0.14%)			37,525

NET ASSETS - 100.00%			$ 27,639,253

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019 .

*** At November 30, 2019  the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,509,070 amounted to 3,092,559, which consisted of aggregate gross unrealized appreciation of $4,491,379 and aggregate gross unrealized depreciation of $1,398,820.

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2019  the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,509,070 amounted to 3,092,559, which consisted of aggregate gross unrealized appreciation of $4,491,379 and aggregate gross unrealized depreciation of $1,398,820.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 25,102,199	-	-	$ 25,102,199
		Short Term Investments	$ 2,499,429	-	-	$ 2,499,429
		Total	$ 27,601,628	-	-	$ 27,601,628

		Monteagle Smart Diversification Fund
		Schedule of Investments
		November 30, 2019 (Unaudited)

Shares			Value

EXCHANGE TRADED FUNDS - 97.57%
1,514		First Trust Developed Market	$ 82,476
2,800		First Trust Emerging Markets	68,208
3,425		Invesco QQQ Trust Series 1	702,468
3,065		iShares Edge MSCI USA Quality Factor ETF *	130,385
4,049		SPDR Portfolio Developed World *	124,385
12,901		SPDR Portfolio Emerging Market *	462,243
7,645		SPDR Portfolio S&P 500 Growth	312,910
9,182		SPDR Portfolio S&P 500 Value	313,014
486		SPDR Portfolio S&P 500 EF Trust	152,755

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,301,295) - 97.57%			2,348,844

SHORT TERM INVESTMENTS - 25.34%
610,044		Federated Government Obligations Fund-Institutional Shares, 1.53% **	610,044

TOTAL FOR SHORT TERM INVESTMENTS (Cost $610,044) - 25.34%			610,044

TOTAL INVESTMENTS (Cost $2,911,339) *** - 122.91%			2,958,888

OTHER ASSETS LESS LIABILITIES- (22.91%)			(551,607)

NET ASSETS - 100.00%			$ 2,407,281

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019 .

*** At November 30, 2019  the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,911,339 amounted to $47,548 which consisted of aggregate gross unrealized appreciation of $53,208 and aggregate gross unrealized depreciation of $5,660.

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2019  the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,911,339 amounted to $47,548 which consisted of aggregate gross unrealized appreciation of $53,208 and aggregate gross unrealized depreciation of $5,660.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 2,348,844	-	-	$ 2,348,844
		Real Estate Investment Trusts	$ -	-	-	$ -
		Short Term Investments	$ 610,044	-	-	$ 610,044
		Total	$ 2,958,888	-	-	$ 2,958,888

		The Texas Fund
		Schedule of Investments
		November 30, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 99.32%

Banks - 14.15%
1,459		Allegiance Bancshares, Inc. *	$ 52,349
3,067		CBTX, Inc. *	90,538
9,939		Cadence Bancorp	164,093
783		Comerica, Inc. *	55,131
410		Cullen Frost Bankers, Inc.	38,360
3,137		First Financial Bankshares, Inc. *	108,446
4,114		Hilltop Holdings, Inc. *	101,328
4,015		Independent Bank Group, Inc.	231,384
1,296		International Bancshares Corp. *	54,976
1,645		Prosperity Bancshares, Inc. *	115,539
1,179		Texas Capital Bancshares, Inc. *	68,146
4,530		Triumph Bancorp, Inc. *	162,446
6,002		Veritex Holdings, Inc. *	156,112
			1,398,848
Capital Goods - 15.27%
659		Alamo Group, Inc.	75,653
2		Arcosa, Inc.	78
5,177		Builders Firstsource, Inc. *	131,547
3,811		Comfort Systems USA, Inc.	194,742
22,936		Cornerstone Building Brands, Inc. *	158,258
1,085		CSW Industrials, Inc.	80,106
1,838		Encore Wire Corp.	107,229
1,172		Fluor Corp.	20,440
844		Jacobs Engineering Group, Inc. *	77,724
6,112		Now, Inc. *	68,516
5,149		Quanex Building Products Corp. *	100,200
3,565		Quanta Services, Inc. *	148,447
5,483		Rush Enterprises, Inc. Class A	251,231
4,516		Trinity Industries, Inc. *	95,017
			1,509,188
Chemicals - 4.44%
880		Celanese Corp. Series A	110,501
2,511		Huntsman Corp. *	56,799
1,875		Kraton Corp. *	42,244
4,513		Kronos Worldwide, Inc. *	62,144
24,901		Valhi, Inc. *	48,308
1,724		Westlake Chemical Co.	118,404
			438,400
Commercial & Professional Services - 1.55%
1,218		Copart, Inc. *	108,402
255		Insperity, Inc. *	19,831
224		Waste Management, Inc. *	25,292
			153,525
Construction & Engineering - 1.04%
3,451		KBR Inc. *	102,736

Construction Materials - 1.54%
582		Eagle Materials, Inc.	53,561
2,408		US Concrete, Inc.	98,559
			152,120

Consumer Durables & Apparel - 2.01%
1,980		Horton DR, Inc.	109,593
1,239		LGI Homes, Inc. *	89,543
			199,136
Consumer Services - 1.88%
2,481		Brinker International, Inc. *	111,149
1,709		Six Flags Entertainment Corp. *	74,307
			185,456
Diversified Financials - 2.82%
1,161		Main Street Capital Corp.	50,051
263		Texas Pacific Land Trust *	177,520
2,382		TPG Specialty Lending Inc.	51,427
			278,998
Energy - 0.94%
1,532		Marathon Petroleum Corp. *	92,900

Energy Equipment & Services - 0.61%
1,987		Cactus, Inc. Class A *	59,988

Food & Staples Retailing - 1.11%
1,361		Sysco Corp. *	109,629

Food, Beverage & Tobacco - 1.13%
3,609		Keurig Dr. Pepper, Inc. *	111,662

Gas Utilities - 0.35%
325		Atmos Energy Corp.	34,762

Healthcare Equipment & Services - 8.24%
1,760		Addus HomeCare Corp. *	164,050
1,945		HMS Holdings Corp. *	58,739
662		Integer Holdings Corp. *	50,213
686		McKesson Corp. *	99,223
1,949		Orthofix Medical, Inc. *	88,485
7,151		Tenet Healthcare Corp. *	230,262
1,053		US Physical Therapy, Inc.	123,053
			814,025
Insurance - 0.78%
746		Globe Life, Inc.	76,659

Integrated Oil & Gas - 1.80%
1,368		Exxon Mobil Corp.	93,202
2,149		Occidental Petroleum Corp. *	84,622
			177,824
Leisure Products - 1.11%
3,446		YETI Holdings, Inc. *	109,652

Media - 1.13%
1,034		Nexstar Media Group, Inc. Class A	111,372

Metals & Mining - 1.40%
6,497		Commercial Metals Co.	138,776

Oil & Gas Drilling - 0.58%
4,635		Diamond Offshore Drilling, Inc. *	26,188
3,509		Patterson-UTI Energy, Inc. *	31,370
			57,558
Oil & Gas Equipment Services - 2.35%
670		Dril-Quip, Inc. *	28,314
1,234		Halliburton Co.	25,902
4,082		Newpark Resources, Inc. *	23,920
5,803		NexTier Oilfield Solutions, Inc. *	27,796
2,385		Oceaneering International, Inc.	31,983
1,322		Oil States International, Inc. *	21,073
935		Schlumberger Ltd.	33,847
3,254		Solaris Oilfield Infrastructure, Inc. Class A	39,551
			232,386
Oil & Gas Exploration & Production - 5.18%
1,090		Apache Corp.	24,285
1,729		Cabot Oil & Gas Corp. Class A	27,560
3,879		Carrizzo Oil & Gas, Inc. *	24,864
2,291		Concho Resources, Inc.	166,235
430		Diamondback Energy, Inc.	33,256
4,967		Earthstone Energy, Inc. Class A *	22,203
674		EOG Resources, Inc.	47,787
4,897		Kosmos Energy Ltd.	29,235
2,014		Matador Resources Co. *	28,357
254		Pioneer Natural Resources Co.	31,321
8,211		Range Resources Corp.	28,657
9,859		Southwestern Energy Co. *	17,943
7,069		W&T Offshore, Inc.	30,255
			511,958
Oil & Gas Refining & Marketing- 4.47%
731		CVR Energy, Inc.	31,718
1,813		HollyFrontier Corp.	93,460
4,323		Par Pacific Holdings, Inc. *	107,600
926		Phillips 66	106,231
1,080		Valero Energy Corp.	103,129
			442,138
Oil & Gas Services - 0.33%
2,434		MRC Global, Inc. *	32,471

Oil & Gas Storage & Transportation - 1.94%
502		Cheniere Energy, Inc. *	30,391
1,472		Kinder Morgan, Inc.	28,866
3,638		Targa Resources Corp.	132,896
			192,153
Oil, Gas & Consumable Fuels - 0.30%
3,760		Berry Petroleum Corp.	29,967

Pharmaceuticals, Biotechnology & Life Science - 1.97%
4,828		Luminex Corp.	102,016
477		REATA Pharmaceuticals, Inc. *	93,077
			195,093
Retailing - 4.51%
2,492		Carvana Co. Class A *	237,538
25,458		The Michaels Companies, Inc. *	208,246
			445,784
Semiconductors & Semiconductor Equipment - 2.22%
531		Cirrus Logic, Inc. *	38,073
2,308		Diodes, Inc. *	106,491
622		Texas Instruments, Inc.	74,770
			219,334
Software & Services - 6.96%
4,508		Blucora, Inc. *	106,118
4,029		Cardtronics Plc *	170,104
9,410		Digital Turbine, Inc. *	83,561
1,378		Match Group, Inc. Class A *	97,121
2,582		Solarwinds Corp. *	49,936
280		Tyler Technologies, Inc. *	81,248
2,567		Upland Software, Inc. *	99,369
			687,457
Technology Hardware & Equipment - 2.18%
3,297		Benchmark Electronic, Inc.	113,648
2,567		National Instruments Corp.	101,804
			215,452
Telecommunication Services - 1.45%
3,835		AT&T, Inc.	143,352

Transportation - 0.82%
1,402		Southwest Airlines Co.	80,811

Utilities - 0.73%
2,730		Vistra Energy Corp. *	72,427

TOTAL FOR COMMON STOCKS (Cost $9,253,224) - 99.30%			9,813,997

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $122,971) - 0.10%			9,900

SHORT TERM INVESTMENTS - 0.56%
55,153		Federated Government Obligations Fund-Institutional Shares, 1.53% **	55,153

TOTAL FOR SHORT TERM INVESTMENTS (Cost $55,153) - 0.56%			55,153

TOTAL INVESTMENTS (Cost $9,431,348) *** - 99.96%			9,879,050

OTHER ASSETS LESS LIABILITIES - (0.04%)			4,159

NET ASSETS - 100.00%			$ 9,883,209
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $9,431,348 amounted to $447,701, which consisted of aggregate gross unrealized appreciation of $1,385,381 and aggregate gross unrealized depreciation of $937,680.

NOTES TO FINANCIAL STATEMENTS
The Texas Fund

At November 30, 2019 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $9,431,348 amounted to $447,701, which consisted of aggregate gross unrealized appreciation of $1,385,381 and aggregate gross unrealized depreciation of $937,680.

1. SECURITY TRANSACTIONS

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

2. SECURITY VALUATION

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Investments in Securities	Level 1	Level 2	Level 3	Total
		Common Stocks	$ 9,813,997	-	-	$ 9,813,997
		Options Purchased	$ 9,900	-	-	$ 9,900
		Short Term Investments	$ 55,153	-	-	$ 55,153
		Total	$ 9,879,050.00	-	-	$ 9,879,050.00

		The Texas Fund
		Schedule of Options Purchased
		November 30, 2019 (Unaudited)

CALL OPTIONS - 0.10 *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Invesco QQQ Trust Series 1	Huntington Bank	60	$1,230,600	$180.00	1/17/2020	$3,120

iShares Russell 2000 ETF	Huntington Bank	120	$1,941,240	$150.00	12/20/2019	$2,760

SPDR S&P 500 ETF	Huntington Bank	60	$1,885,860	$280.00	1/17/2020	$4,020

Total Call Options (Premiums Paid $122,971) - 0.10%						$9,900

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date January 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date January 29, 2020

By /s/ Umberto Anastasi

Umberto Anastasi

Treasurer and Principal Financial Officer

Date January 29, 2020